SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Summary of expected useful lives of property and equipment, net (Detail)	12 Months Ended
Sep. 30, 2020
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, expected useful lives	Shorter of the lease term or their estimated useful lives
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, expected useful lives	45 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, expected useful lives	8 years
Minimum [Member] | Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, expected useful lives	5 years
Maximum [Member] | Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, expected useful lives	8 years